Certain Balance Sheet Items	12 Months Ended
Dec. 31, 2016
Balance Sheet Related Disclosures [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]
Certain Balance Sheet Items
The following table summarizes inventories (in thousands):

	December 31,
	2016	2015
Raw materials	$1,697	$1,734
Work in process	2,673	2,483
Finished goods	5,632	7,109
	$10,002	$11,326

The following table summarizes property and equipment (in thousands):

	December 31,
	2016	2015
Building	$1,646	$1,667
Computer equipment	1,864	1,636
Machinery and equipment	1,062	1,116
Leasehold improvements	1,100	1,126
Furniture and fixtures	83	89
	5,755	5,634
Accumulated depreciation and amortization	(2,697)	(1,662)
	$3,058	$3,972

Depreciation and amortization expense for property and equipment was $1.1 million, $1.3 million and $0.3 million for the years ended December 31, 2016, 2015 and 2014, respectively.